PENSION AND POST-RETIREMENT BENEFIT PLANS - Level 3 Reconciliation of Plan Assets (Details) - Level 3 - Fair Value, Recurring - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation [Roll Forward]
Fair value of plan assets, beginning of year	$ 413,579	$ 480,502
Purchases	1,408	0
Settlements	(18,149)	(18,899)
Sale	(316)	0
Change in fair value	33,215	(44,238)
Foreign currency translation	32,009	(3,786)
Fair value of plan assets, end of year	$ 461,746	$ 413,579